CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement And Comprehensive Income Statement Parentheticals [Abstract]
Tax expense/(benefit) on net unrealized holding gains (losses)	€ (4)	€ (133)	€ (875)
Tax expense/(benefit) on reclassification adjustment for net (gains)/losses included in net income	(38)	70	4
Tax benefit on reclassification adjustment for impairment of available-for-sale securities	49	61	1,354
Tax expense/(benefit) on pension (liability)/asset	€ 3	€ (1)	€ 1